Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stock-based Compensation
Stock-based Compensation

(12) Stock-based Compensation

Stock-based compensation expense related to stock options and RSUs issued under the ReShape Lifesciences Inc. Second Amended and Restated 2003 Stock Incentive Plan (the “Plan”) for the three months and nine months ended September 30, 2022 and 2021 were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Sales and marketing	$38	$1,085	$294	$1,085
General and administrative	278	8,404	1,397	8,141
Research and development	72	1,231	266	1,231
Total stock-based compensation expense	$388	$10,720	$1,957	$10,457

Stock Options

A summary of the status of the Company’s stock options as of September 30, 2022, and changes during the nine months ended September 30, 2022 are as follows:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding at December 31, 2021	17,701	$398.50		$—
Options granted	11,204	59.00
Options exercised	—	—
Options cancelled	(6,084)	148.50
Outstanding at September 30, 2022	22,821	298.50	8.8	$—
Exercisable at September 30, 2022	13,476	442.00	8.4	—
Vested and expected to vest at September 30, 2022	22,820	298.50	8.8	—

There was no intrinsic value of the outstanding stock options at September 30, 2022. The unrecognized share-based expense at September 30, 2022 was $0.8 million, and will be recognized over a weighted average period of 2.7 years.

Stock option awards outstanding under the Company’s incentive plans have been granted at exercise prices that are equal to the market value of its common stock on the date of grant. Such options generally vest over a period of four years and expire at ten years after the grant date. The Company recognized compensation expense ratably over the vesting period. The Company uses a Black-Scholes option-pricing model to estimate the fair value of stock options granted, which requires the input of both subjective and objective assumptions as follows:

Expected Term – The estimate of expected term is based on the historical exercise behavior of grantees, as well as the contractual life of the options granted.

Expected Volatility – The expected volatility factor is based on the volatility of the Company’s common stock for a period equal to the term of the stock options.

Risk-free Interest Rate – The risk-free interest rate is determined using the implied yield for a traded zero-coupon U.S. Treasury bond with a term equal to the expected term of the stock options.

Expected Dividend Yield – The expected dividend yield is based on the Company’s historical practice of paying dividends on its common stock.

Restricted Stock Units

During the nine months ended September 30, 2022, the Company granted 4,009 RSUs and cancelled 11,651 RSUs.

A summary of the Company’s unvested RSUs award activity for the nine months ended September 30, 2022, is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2021	34,227	$218.00
Granted	4,009	59.00
Vested(1)	(20,814)	214.00
Cancelled/Forfeited	(11,651)	188.00
Non-vested RSUs at September 30, 2022	5,771	181.50
(1)	At September 30, 2022, there were 310 shares of common stock related to RSU awards that had vested and the shares were not distributed to the participants until October of 2022.

The fair value of each RSU is the closing stock price on the Nasdaq of the Company’s common stock on the date of grant. Upon vesting, a portion of the RSU award may be withheld to satisfy the statutory income tax withholding obligation. The remaining RSUs will be settled in shares of the Company’s common stock after the vesting period. The unrecognized compensation cost related to the RSUs at September 30, 2022 was $1.0 million and expected to be recognized over a period of 1.8 years.

(14)	Stock-based Compensation

The ReShape Lifesciences Inc. Second Amended and Restated 2003 Stock Incentive Plan (the “Plan”) provides for the grant of stock options or other stock-based awards to employees, officers, non-employee directors and outside consultants of the Company. In 2018, the Company’s stockholders approved an amendment to the Plan that increased the number of shares authorized for issuance by 26 shares. The Plan amendment in 2018 also added an automatic share increase provision that provides for an annual increase on January 1 of each year beginning in 2019 such that the number of shares of common stock authorized for issuance under the Plan is equal to 15% of the total shares of common stock outstanding, on an as converted basis, as of the last day of the immediately preceding fiscal year. The increased number of shares available for issuance under the Plan is subject to adjustment in accordance with certain provisions of the Plan. As of January 1, 2021, the number of shares authorized for issuance increased from 61,359 to 82,142 and there were 30,215 shares of common stock available for issuance under the Plan.

The Plan is administered by the board of directors, which determines the types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. Options granted under the Plan expire no later than ten years from the date of grant. The exercise price of each option may not be less than 100% of the fair market value of the common stock at the date of grant, except if an incentive stock option is granted to a Plan participant possessing more than 10% of the Company’s common stock, as defined by the Plan, the exercise price may not be less than 110% of the fair value of the common stock at the date of grant. Employee stock options generally vest over four years.

Stock Options

On August 18, 2021, the Company granted 15,814 stock options to certain employees. The options vest at 25% on the first anniversary date of the employee retroactively, resulting in a one-time charge of approximately $1.6 million, and the remaining 75% of the option shares vest in as nearly equal amounts as possible on the last day of each of the next 36 months thereafter. There were no stock options granted during the year ended December 31, 2020.

A summary of the status of the Company’s stock options are as follows:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding at December 31, 2019	1	$106,534,131.00
Options granted	—	—
Options exercised	—	—
Options cancelled	—	—
Outstanding at December 31, 2020	1	106,534,131.00		$—
Vested options obtained due to merger	7,329	1,794.00
Options granted	15,814	181.00
Options exercised	(3,654)	114.00
Options cancelled	(1,788)	51,261.50
Outstanding at December 31, 2021	17,702	442.50	8.9	$—
Exercisable at December 31, 2021	12,002	398.50	8.6	—
Vested and expected to vest at December 31, 2021	17,701	501.50	8.9	—

As of December 31, 2021, stock options under the Plan that were outstanding, exercisable and vested, and expected to vest, had no intrinsic value. The unrecognized share-based expense at December 31, 2021 was $0.9 million and will be recognized over a weighted average period of 2.4 years.

Stock option awards outstanding under the Company’s incentive plans have been granted at exercise prices that are equal to the market value of its common stock on the date of grant. Such options generally vest over a period of four years and expire at ten years after the grant date. The Company recognizes compensation expense ratably over the vesting period. The Company uses a Black-Scholes option-pricing model to estimate the fair value of stock options granted, which requires the input of both subjective and objective assumptions as follows:

Expected Term – The estimate of expected term is based on the historical exercise behavior of grantees, as well as the contractual life of the options granted.

Expected Volatility – The expected volatility factor is based on the volatility of the Company’s common stock for a period equal to the term of the stock options.

Risk-free Interest Rate – The risk-free interest rate is determined using the implied yield for a traded zero-coupon U.S. Treasury bond with a term equal to the expected term of the stock options.

Expected Dividend Yield – The expected dividend yield is based on the Company’s historical practice of paying dividends on its common stock.

The Company’s weighted average assumptions used to estimate fair value of stock options granted during the year ended December 31, 2021 were as follows:

Risk-free interest rate	0.01%
Expected term (in years)	10
Expected dividend yield	0.00%
Expected volatility	157.10%

The Company issued no stock options during the year ended December 31, 2020.

Restricted Stock Units

On July 22, 2021, the Company issued two RSU awards each to certain members of management and the Board of Directors totaling 3,610,572 RSU awards. The awards given to the members of management consist of one award which vests at 25% on the first anniversary date of the employee retroactively, resulting in a one-time charge of approximately $7.3 million, and the remaining 75% of the shares vest in as nearly equal amounts as possible on the last day of each of the next 36 months thereafter. The other award vests in as nearly equal amounts as possible on the last day of each of the next 36 months after the date of grant. Both awards given to the Board of Directors vest 50% on the date granted and the remaining 50% on January 1, 2022.

A summary of the Company’s unvested RSUs award activity for the year ended December 31, 2021, were as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2020	—	$—
Granted	72,212	218.00
Vested (1)	(37,986)	218.00
Cancelled/Forfeited	—	—
Non-vested RSUs at December 31, 2021	34,226	218.00
(1)	At December 31, 2021, there were 957 shares of common stock related to RSU awards that have vested and the shares were not released to the participants until January of 2022. The Company recorded a liability to account for these shares and reversed the liability once the shares were issued to the participants.

The fair value of each RSU is the closing price on the Nasdaq of the Company’s common stock on the date of grant. Upon vesting, a portion of the RSU award may be withheld to satisfy the statutory income tax withholding obligation. The remaining RSUs will be settled in shares of the Company’s common stock after the vesting period. The unrecognized compensation cost related to RSUs at December 31, 2021 was $4.6 million and is expected to be recognized over a period of 2.0 years.

Compensation expense related to stock options was recognized as follows:

	Year Ended
	December 31,
	2021	2020
Sales and marketing	$1,221	$—
General and administrative	10,226	1,323
Research and development	1,305	—
Total stock-based compensation expense	$12,752	$1,323